General	12 Months Ended
Dec. 31, 2020
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Kornit Digital Ltd. (the “Company”) was incorporated in 2002 under the laws of the State of Israel. The Company and its subsidiaries develop, design and market digital printing solutions for the global printed textile industry. The Company’s and its subsidiaries’ solutions are based on their proprietary digital textile printing systems, ink and other consumables, associated software and value-added services.

b.	The Company established wholly owned subsidiaries in Israel, the United States, Germany, Hong Kong, the United Kingdom and Japan. The Company’s subsidiaries are engaged primarily in services, sales, and marketing, except for the Israeli subsidiary which is engaged primarily in research and development and manufacturing.

c.	The Company depends on four major suppliers to supply certain components for the production of its products. If one of these suppliers fails to deliver or delays the delivery of the necessary components, the Company will be required to seek alternative sources of supply. A change in these suppliers could result in manufacturing delays, which could cause a possible loss of sales and, consequently, could adversely affect the Company’s results of operations and financial position.

d.	On June 18, 2019, the Company closed a follow on and secondary offering where 4,991,000 ordinary shares were sold in the transaction to the public. The aggregate net proceeds received by the Company from the offering were $129,710, net of underwriting discounts, commissions and offering expenses.

e.	On August 7, 2020, the Company has closed a share purchase agreement with Custom Gateway Limited (“Custom Gateway”), an innovative technology provider of cloud-based software workflow solutions for on-demand production business models. Under the agreement the Company purchased 100% of Custom Gateway’s shares for a total consideration of $16,884 (see note 3).

f.	On September 16, 2020, the Company closed a follow on and secondary offering where 4,689,941 ordinary shares were sold in the transaction to the public. The aggregate net proceeds received by the Company from the offering were $161,981, net of underwriting discounts, commissions and offering expenses.